OPERATING EXPENSE LIMITATION WAIVER	12 Months Ended
Dec. 31, 2012
OPERATING EXPENSE LIMITATION WAIVER [Abstract]
OPERATING EXPENSE LIMITATION WAIVER
OPERATING EXPENSE LIMITATION WAIVER
Under its charter, the Company must limit its total operating expenses to the lesser of 2% of its average invested assets or 25% of its net income for the four most recently completed fiscal quarters, unless the conflicts committee of the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors.  Operating expenses for the four quarters ended December 31, 2012 exceeded the charter imposed limitation; however, the conflicts committee of the board of directors determined that the excess was justified for these periods given the costs of operating a public company and the early stage of the Company’s operations.